SEGMENT AND GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2011
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 18:-	SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS

a.	Historically, the Company reported its results on the basis of one reportable segment, which was comprised of two reporting units: CoreTech and Magic. (See Note 1 for a brief description of the Company's business.) During 2010, as a result of a change in the Company's management structure associated with the acquisition of a U.S-based consulting and staffing services business, the Company began to report its results on the basis of two reportable business segments: Software services and IT professional services, each of which is comprised of one reporting unit. The reporting unit of the IT professional services segment is comprised of the Company's three IT consulting and staffing subsidiaries, Coretech Consulting Group LLC, Fusion Solutions LLC and Xsell Resources Inc., and the reporting unit of the proprietary and none proprietary software technology segment is comprised of all of the Company's other subsidiaries.

The Company evaluates segment performance based on revenues and operating income (loss) of each segment. The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies. This data is presented in accordance with ASC 280, "Segment Reporting."

Headquarters' General and administrative costs have not been allocated between the different segments.

Software services

The Company develops markets, sells and supports a proprietary and none proprietary application platform, software applications and business and process integration solutions.

IT professional services

The Company offers flexible services in the areas of infrastructure design and delivery, application development, technology planning and implementation services, as well as supplemental staffing services.

There are no significant transactions between the two segments.

b.	The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2009

Total revenues	$43,120	$12,230	$-	$55,350
Expenses	36,448	11,048	3,596	51,092

Segment operating income (loss)	$6,672	$1,182	$(3,596)	$4,258

Depreciation and amortization	$3,923	$10	$627	$4,560

2010

Total revenues	$46,262	$42,316	$-	$88,578
Expenses	36,556	39,249	3,435	79,240

Segment operating income (loss)	$9,706	$3,067	$(3,435)	$9,338

Depreciation and amortization	$3,610	$615	$341	$4,566

2011

Total revenues	$58,137	$55,191	$-	$113,328
Expenses	44,086	50,468	4,057	98,611

Segment operating income (loss)	$14,051	$4,723	$(4,057)	$14,717

Depreciation and amortization	$3,837	$853	$350	$5,040

c.	The Company's business is divided into the following geographic areas: Israel, Europe, the United States, Japan and other regions. Total revenues are attributed to geographic areas based on the location of the customers. The Company has adjusted all prior year comparative amounts to reflect this change in classification to be consistent for all periods presented.

The following table presents total revenues classified according to geographical destination for the years ended December 31, 2009, 2010 and 2011:

	Year ended December 31,
	2009	2010	2011

Israel	$3,614	$4,405	$7,982
Europe	22,516	21,788	24,351
United States	18,485	48,888	60,727
Japan	8,895	10,806	12,111
Other	1,840	2,691	8,157

	$55,350	$88,578	$113,328

d.	The Company's long-lived assets are located as follows:

	December 31,
	2010	2011

Israel	$15,760	$37,651
Europe	1,487	1,836
United States	16,893	16,225
Japan	6,506	6,804
Other	466	3,895

	$41,112	$66,411

e.	The Company does not allocate its assets to its reportable segments; accordingly, asset information by reportable segments is not presented.

f.	In 2009 there were no major customers above 10%. In 2010 and 2011, the Company had one customer, included in the IT professional services segment, which accounted for 28% and 25% and of the group revenues, respectively.